Other Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Other Assets Text Block (Abstract)
Schedule of other assets
	As of December 31,
	2022	2021
	MCh$	MCh$

Assets available to be granted under the financial leasing agreements	32,220	51,957
Guarantee deposits (margin accounts) (1)	2,442,325	1,988,410
Gold investments	715	718
VAT credit	44,180	38,844
Prepaid expenses (2)	245,937	322,887
Valuation adjustments by macro hedge (3)	160,531	217,979
Pension plan assets	542	523
Accounts and notes receivable	184,989	92,039
Brokerage dealer and simultaneous transactions	243,345	44,860
Other cash submitted guarantess	2	41,195
In-progress operation	31,709	15,163
Other assets (4)	192,850	118,239
Total	3,579,345	2,932,814

(1)	Guarantee deposits (margin accounts) correspond to collateral associated with derivative financial contracts to mitigate the counterparty credit risk and are mainly established in cash. These guarantees operate when mark to market of derivative financial instruments exceed the levels of threshold agreed in the contracts, which could result in the Bank delivering or receiving collateral.

(2)	Under this item, the Bank has recorded prepaid expense related to the Santander LATAM Pass programme, which is consumed on a monthly basis in accordance with the client use of Bank’s transactional products and therefore the Bank assigned the respective LATAM Pass miles. In May 2020, LATAM Airlines Group S.A began a reorganization process under Chapter 11, with an aim to continue operating. LATAM has publicly stated its intention to honor all current and future tickets, as well as travel vouchers, miles and frequent flyer programmes, which has been ratified by the bankruptcy court of New York (in charge of chapter 11). In addition, LATAM formalized two tranches of the DIP (Debtor in Possession) financing proposal for a total of USD 2,200 million, obtaining all resources necessary to continue operating during the crisis. In October 2020, the company made its first disbursement for US$1,150 million from the DIP financing, which represents 50% of the amount available and allowed to reestablish its operations and start preparing its reorganization plan. On January 27, 2021, the request made by LATAM to postpone the deadline for submitting its reorganization plan was approved. On November 26, 2021, LATAM submitted to the Bankruptcy court a Reorganization Plan supported by main stakeholders to strengthen the capital structure and long-term sustainability. The plan includes the injection of US$8,190 million through capital, convertible bonds and debt, with the purposes of allowing the company to exit from Chapter 11 with appropriate capitalization to execute its business plan.

(3)	Net assets and liabilities fair value valuation subject to macro hedges. See Note 7.

(4)	Other assets mainly include settlement of derivatives and other financial transactions.